Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our executive officers and certain corporate performance metrics, in accordance with SEC regulations, during the years ended December 31, 2020, 2021, 2022, 2023, and 2024. Please note that the compensation information presented in the Pay Versus Performance Table below is different from the compensation information presented in the Summary Compensation Table largely due to the different methodologies applied to calculate equity award information.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)(6) ($)	“Run- rate” ROAE7(8)
					Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)
2024	4,545,594	1,326,969	1,731,682	773,976	25.13	79.96	(207,051)	(1.2%)
2023	4,049,820	4,599,551	2,108,760	2,403,221	49.26	79.79	(63,198)	5.2%
2022	3,762,129	219,887	1,965,133	170,832	38.30	69.27	(40,825)	5.0%
2021	4,730,154	5,205,864	2,333,208	2,602,997	74.00	94.05	68,353	7.0%
2020	3,199,995	1,921,617	1,682,491	1,116,462	58.43	81.38	(40,439)	8.4%

(1)
Summary Compensation Table Total for Principal Executive Officer, or PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our President and Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.

(2)
Compensation Actually Paid to PEO and Non-PEO NEOs – The amounts in the following table represent deductions from and additions to the Summary Compensation Table total amounts for Mr. Taylor and for our NEOs other than Mr. Taylor (Messrs. Urbaszek, Johnson, Alpart, Morral and Plust), on an average basis, to calculate the compensation actually paid appearing in these columns of the Pay Versus Performance Table for 2024:

		PEO	Average Non-PEO NEOs
Starting point	Summary Compensation Table total for 2024	$4,545,594	$1,731,682
Minus	Grant date fair value of equity awards granted during 2024(a)	$(3,032,044)	$(835,509)
Plus	Fair value as of 12/31/2024 of equity awards granted during 2024 and outstanding at year-end(a)	$2,028,665	$589,355
Plus/Minus	Change in fair value from 12/31/2023 to 12/31/2024 of equity awards granted in any prior year and outstanding at 2024 year-end(a)(b)	$(2,330,189)	$(758,271)
Plus/Minus	Change in fair value from 12/31/2023 to the vesting date of equity awards granted in any prior that vested during 2024(a)	$(124,521)	$(50,583)
Plus	Value of DERs paid on unvested RSUs during 2024	$239,464	$97,303
Equals	Compensation actually paid for 2024	$1,326,969	$773,976
(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

(b)
Performance estimates were updated for outstanding PSUs granted in 2023 and 2024, and actual performance results were used for the PSUs granted in 2022 (as reported in “Compensation Discussion and Analysis”).

(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For 2020-2023, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Alpart, Morral and Plust. For 2024, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Johnson, Alpart, Morral and Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.

(4)
Total Shareholder Return (TSR) – The amounts in this column represent cumulative total return on our Company’s common stock at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

(5)
Peer Group TSR – The amounts in this column represent cumulative total return on the stocks included in the FTSE NAREIT Mortgage REITs Index (which is the index we reference in the “Performance Graph” appearing in Part II of our Annual Report on Form 10-K for the year ended December 31, 2024) at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

(6)
Net Income (Loss) – The amounts in this column reflect the amount of net income (loss) reported in our Company’s audited financial statements for the covered years.

(7)
“Run-rate” ROAE – The amounts in this column represent “Run-rate” ROAE for the covered years, which is calculated as the ratio of (i) our Company’s Distributable Earnings Before Realized Gains and Losses generated during the performance period, as reported in our Company’s publicly filed financial reports, to (ii) our Company’s average common stockholders’ equity during the performance period, as measured on each of the first and last day of the period. For additional information, see Appendix A – Definitions and Calculation of Non-GAAP Measures.

Company Selected Measure Name	“Run- rate” ROAE7
Named Executive Officers, Footnote
(1)
Summary Compensation Table Total for Principal Executive Officer, or PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our President and Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.
(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For 2020-2023, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Alpart, Morral and Plust. For 2024, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Johnson, Alpart, Morral and Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.

Peer Group Issuers, Footnote
(5)
Peer Group TSR – The amounts in this column represent cumulative total return on the stocks included in the FTSE NAREIT Mortgage REITs Index (which is the index we reference in the “Performance Graph” appearing in Part II of our Annual Report on Form 10-K for the year ended December 31, 2024) at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

PEO Total Compensation Amount	$ 4,545,594	$ 4,049,820	$ 3,762,129	$ 4,730,154	$ 3,199,995
PEO Actually Paid Compensation Amount	$ 1,326,969	4,599,551	219,887	5,205,864	1,921,617
Adjustment To PEO Compensation, Footnote
(1)
Summary Compensation Table Total for Principal Executive Officer, or PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our President and Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.
(2)
Compensation Actually Paid to PEO and Non-PEO NEOs – The amounts in the following table represent deductions from and additions to the Summary Compensation Table total amounts for Mr. Taylor and for our NEOs other than Mr. Taylor (Messrs. Urbaszek, Johnson, Alpart, Morral and Plust), on an average basis, to calculate the compensation actually paid appearing in these columns of the Pay Versus Performance Table for 2024:

		PEO	Average Non-PEO NEOs
Starting point	Summary Compensation Table total for 2024	$4,545,594	$1,731,682
Minus	Grant date fair value of equity awards granted during 2024(a)	$(3,032,044)	$(835,509)
Plus	Fair value as of 12/31/2024 of equity awards granted during 2024 and outstanding at year-end(a)	$2,028,665	$589,355
Plus/Minus	Change in fair value from 12/31/2023 to 12/31/2024 of equity awards granted in any prior year and outstanding at 2024 year-end(a)(b)	$(2,330,189)	$(758,271)
Plus/Minus	Change in fair value from 12/31/2023 to the vesting date of equity awards granted in any prior that vested during 2024(a)	$(124,521)	$(50,583)
Plus	Value of DERs paid on unvested RSUs during 2024	$239,464	$97,303
Equals	Compensation actually paid for 2024	$1,326,969	$773,976
(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

(b)
Performance estimates were updated for outstanding PSUs granted in 2023 and 2024, and actual performance results were used for the PSUs granted in 2022 (as reported in “Compensation Discussion and Analysis”).

Non-PEO NEO Average Total Compensation Amount	$ 1,731,682	2,108,760	1,965,133	2,333,208	1,682,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 773,976	2,403,221	170,832	2,602,997	1,116,462
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid to PEO and Non-PEO NEOs – The amounts in the following table represent deductions from and additions to the Summary Compensation Table total amounts for Mr. Taylor and for our NEOs other than Mr. Taylor (Messrs. Urbaszek, Johnson, Alpart, Morral and Plust), on an average basis, to calculate the compensation actually paid appearing in these columns of the Pay Versus Performance Table for 2024:

		PEO	Average Non-PEO NEOs
Starting point	Summary Compensation Table total for 2024	$4,545,594	$1,731,682
Minus	Grant date fair value of equity awards granted during 2024(a)	$(3,032,044)	$(835,509)
Plus	Fair value as of 12/31/2024 of equity awards granted during 2024 and outstanding at year-end(a)	$2,028,665	$589,355
Plus/Minus	Change in fair value from 12/31/2023 to 12/31/2024 of equity awards granted in any prior year and outstanding at 2024 year-end(a)(b)	$(2,330,189)	$(758,271)
Plus/Minus	Change in fair value from 12/31/2023 to the vesting date of equity awards granted in any prior that vested during 2024(a)	$(124,521)	$(50,583)
Plus	Value of DERs paid on unvested RSUs during 2024	$239,464	$97,303
Equals	Compensation actually paid for 2024	$1,326,969	$773,976
(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

(b)
Performance estimates were updated for outstanding PSUs granted in 2023 and 2024, and actual performance results were used for the PSUs granted in 2022 (as reported in “Compensation Discussion and Analysis”).
(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For 2020-2023, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Alpart, Morral and Plust. For 2024, our NEOs other than Mr. Taylor were Messrs. Urbaszek, Johnson, Alpart, Morral and Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The following measures were the most important financial performance measures used by our Company during the most recently completed fiscal year to link (i) compensation actually paid to our NEOs to (ii) corporate performance:
•
Absolute “Run-rate” ROAE

•
Absolute Change in Book Value per Share

•
Relative “Run-rate” ROAE

•
Relative Change in Book Value per Share

Please read “Compensation Discussion and Analysis” for detailed information about the role of these performance metrics in our 2024 executive compensation program.

Total Shareholder Return Amount	$ 25.13	49.26	38.3	74	58.43
Peer Group Total Shareholder Return Amount	79.96	79.79	69.27	94.05	81.38
Net Income (Loss)	$ (207,051,000)	$ (63,198,000)	$ (40,825,000)	$ 68,353,000	$ (40,439,000)
Company Selected Measure Amount	1.2	5.2	5	7	8.4
PEO Name	Mr. Taylor
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute “Run-rate” ROAE
Non-GAAP Measure Description
(7)
“Run-rate” ROAE – The amounts in this column represent “Run-rate” ROAE for the covered years, which is calculated as the ratio of (i) our Company’s Distributable Earnings Before Realized Gains and Losses generated during the performance period, as reported in our Company’s publicly filed financial reports, to (ii) our Company’s average common stockholders’ equity during the performance period, as measured on each of the first and last day of the period. For additional information, see Appendix A – Definitions and Calculation of Non-GAAP Measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Change in Book Value per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative “Run-rate” ROAE
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Change in Book Value per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,032,044)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,028,665
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,330,189)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,521)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,464
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,509)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,355
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(758,271)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,583)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 97,303